INCOME TAXES - Adiitional Information (Details) - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
INCOME TAXES
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%	0.00%
Unrecognized Tax Benefits	$ 0			$ 0